DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Depreciation and amortisation expense [abstract]
Depreciation (note 20)	$ 111,132	$ 101,161
Depreciation of right-of-use assets (note 9)	14,128	13,356
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(298)	(6,716)
Amortization of intangible assets, excluding software (note 10)	8,104	8,275
Amortization of software (note 10)	5,136	5,568
Depreciation and amortization included in net earnings	$ 138,202	$ 121,644